Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 1,231,706	$ 1,178,852	$ 1,656,791
Accounts receivable, net	1,147,710	501,191	642,553
Inventory	1,262,377	1,214,224	1,124,714
Related party receivable	105,436	122,356	13,540
Prepayments and advances	1,087,907	928,682	859,277
Total current assets	4,835,136	3,945,305	4,296,875
Non-current assets
Property, plant, and equipment, net	439,716	441,141	224,824
Operating Lease right of use assets, net	97,488	0	0
Investments	1,738,649	1,261,649	400,000
Goodwill	846,229	0	0
Other assets	164,595	96,669	44,693
Total non-current assets	3,286,677	1,799,459	669,517
Total assets	8,121,813	5,744,764	4,966,392
Current liabilities
Accounts payable	3,251,595	1,630,893	1,338,661
Accrued expenses	1,868,572	1,144,142	1,256,115
Related party payable	20,050	18,802	93,394
Customer deposits	1,889,524	3,298,609	3,151,250
Short term notes payable	3,180,000	3,478,869	188,000
Operating lease liabilities	81,859	0	0
Total current liabilities	10,291,600	9,571,315	6,027,420
Non-current liabilities
Convertible debentures, net	798,903	0	0
Operating lease liabilities	16,473	0	0
Long term notes payable	0	0	300,000
Total long-term liabilities	815,376	0	300,000
Total liabilities	11,106,976	9,571,315	6,327,420
Commitments and contingencies, note 10
Equity
Preferred stock	0	0	0
Common stock	25,821	25,230	25,036
Additional Paid in Capital	8,438,943	4,688,272	3,258,116
Retained earnings / (deficit)	(11,449,927)	(8,540,053)	(4,644,180)
Total equity (deficit)	(2,985,163)	(3,826,551)	(1,361,028)
Total liabilities and equity	$ 8,121,813	$ 5,744,764	$ 4,966,392